Private Placement Warrants (Details) - Schedule of Change in Fair Value of Warrant Liability - Warrant Liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value at beginning	$ 86	$ 24	$ 833
Warrant liability assumed from the Business Combination
Change in estimated fair value	(86)	62	(809)
Estimated fair value at ending		$ 86	$ 24